KEELEY Small-Mid Cap Value Fund
Schedule of Investments—June 30, 2021 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 95 .6%
Banking — 2 .8%
12,460 PacWest Bancorp ................................................ $ 512,854
19,603 Umpqua Holdings Corp. .................................. 361,675
6,900 Wintrust Financial Corp. ................................... 521,847
1,396,376
Broadcasting — 1 .8%
6,058 Nexstar Media Group Inc. , Cl. A ...................... 895,857
Building and Construction — 5 .8%
12,582 Apogee Enterprises Inc. .................................... 512,465
8,877 Fortune Brands Home & Security Inc. ............. 884,238
14,842 KBR Inc. .............................................................. 566,222
6,806 Summit Materials Inc. , Cl. A † ........................... 237,189
28,830 Tri Pointe Homes Inc. † ...................................... 617,827
2,817,941
Business Services — 7 .1%
9,230 IAA Inc. † ............................................................ 503,404
5,520 Lamar Advertising Co. , Cl. A, REIT ................. 576,398
20,600 Nielsen Holdings plc ......................................... 508,202
23,000 Outfront Media Inc. , REIT † .............................. 552,690
20,300 Vontier Corp. ..................................................... 661,374
3,470 WEX Inc. † ........................................................... 672,833
3,474,901
Computer Software and Services — 5 .9%
3,691 Black Knight Inc. † .............................................. 287,824
8,604 CDK Global Inc. ................................................. 427,533
19,581 Cognyte Software Ltd. † ..................................... 479,734
14,212 SolarWinds Corp. † ............................................. 240,041
3,838 SYNNEX Corp. .................................................. 467,315
2,234 TTEC Holdings Inc. ........................................... 230,303
10,555 Verint Systems Inc. † .......................................... 475,714
5,688 Vimeo Inc. † ........................................................ 278,712
2,887,176
Consumer Products — 7 .4%
9,474 Brunswick Corp. ................................................ 943,800
16,510 Kontoor Brands Inc. ........................................... 931,329
5,500 PVH Corp. † ........................................................ 591,745
7,241 Spectrum Brands Holdings Inc. ........................ 615,774
16,217 The Aaron's Co. Inc. .......................................... 518,782
3,601,430
Consumer Staples — 1 .1%
10,058 Molson Coors Beverage Co. , Cl. B † .................. 540,014
Diversified Industrial — 11 .0%
3,430 Acuity Brands Inc. ............................................. 641,513
8,140 Altra Industrial Motion Corp. .......................... 529,263
4,042 Chart Industries Inc. † ........................................ 591,426
7,978 Colfax Corp. † ..................................................... 365,472
56,041 GrafTech International Ltd. .............................. 651,197
30,915 Harsco Corp. † .................................................... 631,284
7,709 ITT Inc. ............................................................... 706,067
3,576 John Bean Technologies Corp. .......................... 510,009
24,655 nVent Electric plc ............................................... 770,222
5,396,453
Energy and Utilities — 16 .4%
15,834 Atlantica Sustainable Infrastructure plc ........... 589,341
21,100 ChampionX Corp. † ............................................ 541,215
6,686 Chesapeake Energy Corp. ................................. 347,137
40,131 Covanta Holding Corp. ..................................... 706,707
Shares
Market
Value
14,600 Delek U.S. Holdings Inc. ................................... $ 315,652
59,200 Diamond S Shipping Inc. † ................................ 589,632
8,226 Diamondback Energy Inc. ................................. 772,339
5,660 Evergy Inc. ......................................................... 342,034
25,100 MDU Resources Group Inc. .............................. 786,634
19,500 NRG Energy Inc. ................................................ 785,850
7,058 Oasis Petroleum Inc. .......................................... 709,682
28,428 Primo Water Corp. ............................................. 475,600
63,994 TechnipFMC plc † ............................................... 579,146
293 Texas Pacific Land Corp. ................................... 468,724
8,009,693
Financial Services — 19 .2%
18,262 Air Lease Corp. .................................................. 762,256
31,323 Amerant Bancorp Inc. , Cl. B † ............................ 612,051
23,720 Anzu Special Acquisition Corp. I , Cl. A † ......... 230,084
2,782 BOK Financial Corp. .......................................... 240,921
30,190 Brightsphere Investment Group Inc. ................ 707,352
22,731 Eastern Bankshares Inc. ..................................... 467,577
32,659 Equitable Holdings Inc. ..................................... 994,467
18,300 FG New America Acquisition Corp. , Cl. A † .... 187,392
18,844 FNB Corp. .......................................................... 232,346
15,557 FS KKR Capital Corp. ........................................ 334,631
24,688 Legato Merger Corp. † ....................................... 247,374
9,700 Popular Inc. ........................................................ 727,985
8,562 PROG Holdings Inc. .......................................... 412,089
4,867 Prosperity Bancshares Inc. ................................ 349,451
6,055 South State Corp. ............................................... 495,057
19,196 Synovus Financial Corp. ................................... 842,320
22,405 Tastemaker Acquisition Corp. , Cl. A † .............. 218,449
23,910 TLG Acquisition One Corp. , Cl. A † .................. 231,210
13,353 Virtu Financial Inc. , Cl. A .................................. 368,943
11,573 Voya Financial Inc. ............................................ 711,739
9,373,694
Food and Beverage — 0 .9%
5,560 Lamb Weston Holdings Inc. ............................. 448,470
Health Care — 7 .6%
12,348 Bausch Health Cos. Inc. † ................................... 362,043
25,370 CareTrust REIT Inc. ........................................... 589,345
2,270 Laboratory Corp. of America Holdings † ......... 626,180
12,800 Organon & Co. † ................................................. 387,328
10,680 Perrigo Co. plc ................................................... 489,678
31,106 Sabra Health Care REIT Inc. ............................. 566,129
8,280 The Ensign Group Inc. ...................................... 717,628
3,738,331
Hotels and Gaming — 3 .9%
12,991 Gaming and Leisure Properties Inc. , REIT ...... 601,873
40,850 Playa Hotels & Resorts NV † ............................. 303,516
17,360 VICI Properties Inc. , REIT ................................. 538,507
6,180 Wyndham Hotels & Resorts Inc. ...................... 446,752
1,890,648
Metals and Mining — 1 .0%
4,020 Kaiser Aluminum Corp. .................................... 496,430
Retail — 1 .5%
3,466 L Brands Inc. ...................................................... 249,760
6,443 Penske Automotive Group Inc. ......................... 486,382
736,142
Specialty Chemicals — 2 .2%
7,039 Ashland Global Holdings Inc. .......................... 615,913

KEELEY Small-Mid Cap Value Fund
Schedule of Investments (Continued)—June 30, 2021 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
14,438 Valvoline Inc. ..................................................... $ 468,657
1,084,570
TOTAL COMMON STOCKS ......................... 46,788,126
WARRANTS — 0 .1%
Financial Services — 0 .1%
7,906 Anzu Special Acquisition Corp. I , expire
12/31/27 † ......................................................... 8,420
11,202 Tastemaker Acquisition Corp. , expire
12/31/25 † ......................................................... 8,290
7,970 TLG Acquisition One Corp. , expire 01/25/28 † . 6,316
TOTAL WARRANTS ....................................... 23,026
SHORT TERM INVESTMENT — 4 .3%
Other Investment Companies — 4 .3%
2,127,180 Fidelity Government Portfolio , Cl. I , 0.010% ,
12/01/99 * .......................................................... 2,127,180
TOTAL INVESTMENTS — 100.0%
(Cost $ 30,970,681 ) ........................................... $ 48,938,332
* 1 day yield as of June 30, 2021.
† Non-income producing security.
REIT Real Estate Investment Trust